SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO LEASES (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024
Leases
Operating lease right-of-use assets, net	$ 4,432	¥ 32,161	¥ 127,163
Total operating lease assets		32,161	127,163
Operating lease liabilities, current			95,003
Operating lease liabilities, non-current
Total operating lease liabilities			¥ 95,003
Weighted average remaining lease term- operating lease	3 months	3 months		1 year 3 months
Weighted average discount rate- operating lease	4.75%	4.75%		4.75%